Organization and Description of Business (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2023 segment	Dec. 31, 2022 facility segment
Organization and Description of Business
Number of operating segments | segment	2	2
Number of manufacturing facilities		8
Concord, North Carolina
Organization and Description of Business
Number of manufacturing facilities		3
North Little Rock, Arkansas
Organization and Description of Business
Number of manufacturing facilities		2
Richmond, California
Organization and Description of Business
Number of manufacturing facilities		1
Kigali, Rwanda
Organization and Description of Business
Number of manufacturing facilities		1
Johor Bahru, Malaysia
Organization and Description of Business
Number of manufacturing facilities		1